Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 330	€ 398
Realised gain/loss recognised in the statement of profit or loss during the period	47	113
Additions	56	113
Redemptions	(7)	(153)
Maturity/settlement	(174)	(45)
Transfers into Level 3	389	282
Transfers out of Level 3	(100)	(378)
Exchange rate differences	5	0
Closing balance	545	330
Trading liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	160	180
Realised gain/loss recognised in the statement of profit or loss during the period	41	101
Additions	42	58
Redemptions	(7)	(10)
Maturity/settlement	(103)	(44)
Transfers into Level 3	92	48
Transfers out of Level 3	(35)	(173)
Exchange rate differences	5	0
Closing balance	195	160
Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	35	39
Realised gain/loss recognised in the statement of profit or loss during the period	11
Additions	8	3
Redemptions		(3)
Transfers into Level 3	175
Transfers out of Level 3		(3)
Exchange rate differences	0	0
Closing balance	229	35
Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	135	180
Realised gain/loss recognised in the statement of profit or loss during the period	(5)	13
Additions	6	52
Redemptions		(140)
Maturity/settlement	(71)	(1)
Transfers into Level 3	122	233
Transfers out of Level 3	(65)	(203)
Exchange rate differences	0	0
Closing balance	€ 121	€ 135